Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	EXTREME NETWORKS, INC.
Entity Central Index Key	0001078271
Entity Emerging Growth Company	false
Entity File Number	000-25711
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	77-0430270
Entity Address Address Line1	2121 RDU Center Drive
Entity Address, Address Line Two	Suite 300
Entity Address City Or Town	Morrisville
Entity Address State Or Province	NC
Entity Address Postal Zip Code	27560
City Area Code	408
Local Phone Number	579-2800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security12b Title	Common Stock
Trading Symbol	EXTR
Security Exchange Name	NASDAQ